Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Allowance for Credit Losses by Segment

Changes in the allowance for credit losses by segment were as follows:

	2012			2011			2010
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3	$252.2	$88.4	$340.6
Charge-Offs	(19.9)	(43.1)	(63.0)	(56.3)	(60.0)	(116.3)	(76.2)	(73.9)	(150.1)
Recoveries	20.3	16.4	36.7	21.5	11.4	32.9	3.6	3.3	6.9

Net (Charge-Offs) Recoveries	0.4	(26.7)	(26.3)	(34.8)	(48.6)	(83.4)	(72.6)	(70.6)	(143.2)
Provision for Credit Losses	(17.2)	42.2	25.0	(10.9)	65.9	55.0	77.2	82.8	160.0
Effect of Foreign Exchange Rates	–	–	–	–	–	–	(0.1)	–	(0.1)

Balance at End of Year	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

Allowance for Credit Losses Assigned to:
Loans and Leases	$166.1	$131.8	$297.9	$178.6	$116.2	$294.8	$220.7	$98.9	$319.6
Unfunded Commitments and Standby Letters of Credit	28.1	1.6	29.7	32.4	1.7	34.1	36.0	1.7	37.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment

The following tables provide information regarding the recorded investments in loans and leases and the allowance for credit losses by segment as of December 31, 2012 and 2011.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2012
Loans and Leases
Specifically Evaluated for Impairment	$125.0	$144.8	$269.8
Evaluated for Inherent Impairment	12,772.2	16,462.5	29,234.7

Total Loans and Leases	12,897.2	16,607.3	29,504.5
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	11.0	7.0	18.0
Evaluated for Inherent Impairment	155.1	124.8	279.9

Allowance assigned to loans and leases	166.1	131.8	297.9
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	28.1	1.6	29.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2011
Loans and Leases
Specifically Evaluated for Impairment	$121.2	$158.2	$279.4
Evaluated for Inherent Impairment	12,233.1	16,551.4	28,784.5

Total Loans and Leases	12,354.3	16,709.6	29,063.9
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	22.9	9.9	32.8
Evaluated for Inherent Impairment	155.7	106.3	262.0

Allowance assigned to loans and leases	178.6	116.2	294.8
Allowance for Unfunded Exposures
Commitments and Standby Letters of Credit	32.4	1.7	34.1

Total Allowance for Credit Losses	$211.0	$117.9	$328.9